UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE

ADJUSTABLE RATE INCOME PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.0%
Banc of America Mortgage Securities Inc., 2003-F 1A1	4.123%	7/25/33	$13,606	$12,455	(a)
Banc of America Mortgage Securities Inc., 2004-A 1A1	3.467%	2/25/34	10,488	9,388	(a)
Banc of America Mortgage Securities Inc., 2005-A 2A1	3.180%	2/25/35	73,077	62,355	(a)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.086%	11/25/34	25,584	13,287	(a)
Bear Stearns ARM Trust, 2004-12 1A1	3.589%	2/25/35	47,585	36,975	(a)
Bear Stearns ARM Trust, 2005-6 1A1	3.738%	8/25/35	193,103	133,950	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	0.846%	10/25/33	171,233	144,418	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.470%	7/20/35	146,509	82,339	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.559%	11/20/35	396,927	209,844	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.516%	1/25/36	170,396	103,393	(a)
Countrywide Alternative Loan Trust, 2006-OA7 3A1	0.456%	6/25/46	177,554	87,246	(a)
Countrywide Alternative Loan Trust, 2006-OA11 A4	0.436%	9/25/46	242,020	115,311	(a)
Countrywide Alternative Loan Trust, 2006-OA22 A1	0.406%	2/25/47	376,573	201,892	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.929%	6/19/31	28,314	25,267	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.746%	12/25/17	42,018	38,932	(a)
Countrywide Home Loans, 2006-3 2A1	0.496%	3/25/36	163,982	88,289	(a)
Countrywide Home Loans, 2006-R2 AF1	0.666%	7/25/36	157,991	119,723	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.696%	6/25/34	135,542	101,628	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2001-T1 A2	4.745%	10/25/40	173,989	180,423	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.576%	3/25/42	68,207	66,703	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.296%	3/25/27	86,278	82,062	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2003-124 F	0.546%	1/25/34	23,642	23,718	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.546%	10/25/35	78,878	78,742	(a)
Federal National Mortgage Association (FNMA), REMIC Trust\PAC, 2003-117 KF	0.646%	8/25/33	128,789	128,664	(a)
Federal National Mortgage Association (FNMA), Whole Loan	0.596%	9/25/42	43,553	42,696	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W14 2A	4.746%	1/25/43	47,704	49,544	(a)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.563%	2/25/36	142,106	82,508	(a)
Harborview Mortgage Loan Trust, 2005-8 1A2A	0.567%	9/19/35	328,141	193,725	(a)
Harborview Mortgage Loan Trust, 2005-13 2A12	1.007%	2/19/36	217,958	120,983	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.417%	11/19/46	115,057	51,409	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.387%	1/25/47	341,258	189,535	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1B	0.437%	1/25/47	273,007	71,767	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1C	0.407%	1/25/47	273,006	31,483	(a)
IMPAC CMB Trust, 2003-8 1A2	1.246%	10/25/33	20,825	17,895	(a)
IMPAC CMB Trust, 2005-7 A1	0.506%	11/25/35	189,739	103,905	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.046%	11/25/34	48,179	43,167	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.446%	5/25/36	43,839	18,272	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.256%	10/25/35	223,466	166,786	(a)
Lehman Structured Securities Corp., 2005-1 A1	0.586%	9/26/45	40,508	24,342	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2003-6 5A1	2.956%	12/25/33	24,877	21,752	(a)
MASTR Alternative Loans Trust, PAC, 2003-7 7A1	0.646%	11/25/33	90,627	86,629	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.801%	2/25/35	80,983	79,406	(a)
New York Mortgage Trust Inc., 2005-2 A	0.576%	8/25/35	118,629	104,256	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Accredit Loans Inc., 2006-QO7 3A2	0.451%	9/25/46	$400,000	$143,474	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.696%	11/25/33	31,267	25,433	(a)
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.646%	5/25/34	131,211	109,553	(a)
Residential Funding Mortgage Securities I Trust, 2003-S10 A2	0.646%	6/25/33	9,464	9,347	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.043%	9/20/32	5,208	4,595	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.900%	6/20/33	133,759	108,202	(a)
Structured ARM Loan Trust, 2004-1 2A	0.556%	2/25/34	7,860	6,819	(a)
Structured ARM Loan Trust, 2004-7 A1	0.651%	6/25/34	13,894	9,908	(a)
Structured ARM Loan Trust, 2004-17 A1	1.173%	11/25/34	14,621	11,542	(a)
Structured Asset Mortgage Investments Inc., 2003-AR2 A1	0.607%	12/19/33	56,198	46,029	(a)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	3.460%	8/25/35	20,501	13,304	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A1	2.768%	12/27/35	100,857	52,476	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.626%	12/27/35	100,806	22,772	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A3	0.436%	7/25/46	273,023	135,860	(a)
Structured Asset Mortgage Investments Inc., 2007-AR4 A1	0.446%	9/25/47	71,844	69,061	(a)
Structured Asset Securities Corp., 1998-3 M1	1.246%	3/25/28	33,550	29,889	(a)
Structured Asset Securities Corp., 1998-8 M1	1.186%	8/25/28	73,185	51,479	(a)
Structured Asset Securities Corp., 2002-8A 7A1	2.159%	5/25/32	17,957	15,943	(a)
Structured Asset Securities Corp., 2002-16A 1A1	3.548%	8/25/32	62,636	61,348	(a)
Structured Asset Securities Corp., 2003-8 2A9	0.746%	4/25/33	13,016	11,723	(a)
Structured Asset Securities Corp., 2004-NP1 A	0.646%	9/25/33	50,881	42,994	(a)(b)(c)(d)
Structured Asset Securities Corp., 2005-RF3 2A	5.040%	6/25/35	89,390	73,950	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.146%	3/25/44	15,661	14,749	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.700%	8/20/35	129,245	80,352	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2002-AR1 1A1	3.341%	11/25/30	51,428	42,867	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.905%	9/25/36	109,575	85,833	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR2 A	1.871%	4/25/44	42,234	28,841	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.566%	8/25/45	206,841	160,273	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.441%	5/25/46	156,372	78,742	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR6 2A	1.433%	8/25/46	327,107	172,657	(a)
Washington Mutual Inc. Pass-Through Certificates, 2003-S6 2A8	0.646%	7/25/18	104,893	101,293	(a)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR19 A1A1	0.516%	12/25/45	142,678	109,006	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	3.014%	11/25/34	91,948	90,666	(a)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.646%	5/25/33	102,636	101,302	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,948,709)				5,769,346

ASSET-BACKED SECURITIES - 20.4%
FINANCIALS - 20.4%
Automobiles - 1.7%
AmeriCredit Automobile Receivables Trust, 2005-BM A4	0.308%	5/6/12	121,746	121,245	(a)
Ford Credit Auto Owner Trust, 2009-B A2	2.100%	11/15/11	153,342	153,988

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - continued
Ford Credit Auto Owner Trust, 2009-D A2	1.210%	1/15/12	$100,000	$100,285

Total Automobiles				375,518

Credit Cards - 3.1%
Bank of America Credit Card Trust, 2006-A9 A9	0.240%	2/15/13	210,000	209,763	(a)
Bank of America Credit Card Trust, 2008-A1 A1	0.810%	4/15/13	140,000	140,251	(a)
Chase Issuance Trust, 2006-A5 A	0.250%	11/15/13	200,000	199,508	(a)
Chase Issuance Trust, 2009-A4 A4	0.980%	6/15/12	150,000	150,205	(a)

Total Credit Cards				699,727

Diversified Financial Services - 0.4%
Business Loan Express, 2002-AA A	0.896%	6/25/28	91,409	55,323	(a)(b)
Business Loan Express, 2003-2A A	1.046%	1/25/32	24,165	16,561	(a)(b)
Business Loan Express, 2003-AA A	1.180%	5/15/29	32,395	22,416	(a)(b)

Total Diversified Financial Services				94,300

Home Equity - 13.6%
Argent Securities Inc., 2004-W10 A2	0.636%	10/25/34	51,175	44,096	(a)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.770%	11/15/31	59,881	45,716	(a)
Bear Stearns Asset-Backed Securities I Trust, 2004-BO1 2A2	0.646%	9/25/34	625,064	550,002	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-1 A1	0.746%	11/25/42	115,685	102,158	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-SD1 A	0.696%	12/25/33	138,291	117,936	(a)
Bear Stearns Asset-Backed Securities Inc., 2003- SD3 A	0.726%	10/25/33	37,175	32,286	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.466%	12/25/36	90,574	62,091	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.866%	1/25/33	69,875	54,613	(a)
Countrywide Asset-Backed Certificates, 2004-6 2A4	0.696%	11/25/34	176,274	148,142	(a)
Countrywide Asset-Backed Certificates, 2006-SD2 1A1	0.596%	5/25/46	101,712	58,754	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.576%	7/25/36	147,363	63,848	(a)(b)
Countrywide Home Equity Loan Trust, 2004-J 2A	0.521%	12/15/33	61,221	30,399	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.796%	3/25/31	64,072	56,325	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.456%	11/25/36	63,076	25,090	(a)
GSAMP Trust, 2006-SEA1 A	0.546%	5/25/36	130,487	90,742	(a)(b)
IXIS Real Estate Capital Trust, 2005-HE3 A4	0.616%	12/25/35	6,595	6,584	(a)
Lehman XS Trust, 2006-16N A4B	0.486%	11/25/46	252,936	55,149	(a)
Lehman XS Trust, 2006-2N 1A1	0.506%	2/25/46	220,826	113,674	(a)
Merrill Lynch Mortgage Investors Trust, 2006-SD1 A	0.526%	1/25/47	122,028	73,301	(a)
New Century Home Equity Loan Trust, 2004-2 M2	0.866%	8/25/34	390,000	282,204	(a)
Option One Mortgage Loan Trust, 2003-1 A2	1.086%	2/25/33	276,691	223,509	(a)
RAAC Series, 2006-RP2 A	0.496%	2/25/37	113,564	71,919	(a)(b)
RAAC Series, 2006-RP3 A	0.516%	5/25/36	133,841	76,272	(a)(b)
RAAC Series, 2006-RP4 A	0.536%	1/25/46	200,234	126,791	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A	0.686%	8/25/33	135,432	112,368	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.746%	12/25/33	159,042	127,474	(a)
Residential Asset Securities Corp., 2002-KS4 AIIB	0.746%	7/25/32	54,243	27,202	(a)
SACO I Trust, 2005-10 1A	0.506%	6/25/36	93,071	31,909	(a)
SACO I Trust, 2005-2 A	0.446%	4/25/35	5,607	2,321	(a)(b)
SACO I Trust, 2005-8 A1	0.526%	11/25/35	50,467	22,940	(a)
SACO I Trust, 2005-WM3 A1	0.766%	9/25/35	23,794	6,767	(a)
SACO I Trust, 2006-5 1A	0.546%	4/25/36	104,908	17,602	(a)
Saxon Asset Securities Trust, 2002-1 AV1	0.746%	3/25/32	15,544	11,842	(a)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.926%	1/25/34	4,045	2,950	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.926%	1/25/33	36,102	28,536	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.676%	3/25/37	160,677	90,783	(a)(b)(c)
Wachovia Asset Securitization Inc., 2003-HE1	0.536%	3/25/33	24,206	15,237	(a)

Total Home Equity				3,009,532

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Student Loan - 1.6%
Carrington Mortgage Loan Trust, 2005-NC5 A2	0.566%	10/25/35	$96,984	$91,141	(a)
Sierra CLO Ltd., 2006-2A X	0.499%	1/22/13	120,000	113,772	(a)(b)
SLC Student Loan Trust, 2005-2 A1	0.257%	3/15/18	77,572	77,412	(a)
SLC Student Loan Trust, 2008-2 A1	0.657%	9/15/14	64,582	64,637	(a)

Total Student Loan				346,962

TOTAL ASSET-BACKED SECURITIES (Cost - $6,031,651)				4,526,039

COLLATERALIZED SENIOR LOANS - 11.6%
CONSUMER DISCRETIONARY - 6.6%
Media - 4.5%
Cablevision Systems Corp., Term Loan B	1.980%	4/15/10	338,004	333,591	(b)(e)(f)(g)
Charter Communications, Term Loan B	2.300 - 6.250%	6/30/10	490,000	474,166	(b)(e)(f)(g)
Idearc Inc., Term Loan	10.250%	6/30/10	193,844	182,395	(f)(g)

Total Media				990,152

Multiline Retail - 2.1%
Neiman Marcus Group Inc., Term Loan B	2.228 - 2.252%	6/7/10	491,810	467,357	(b)(e)(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,457,509

HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Health Management Association, Term Loan B	2.040%	6/30/10	456,060	443,062	(b)(e)(f)(g)

MATERIALS - 1.6%
Paper & Forest Products - 1.6%
Georgia-Pacific Corp., Term Loan	2.254 - 2.290%	6/30/10	218,564	216,995	(b)(f)(g)
Georgia-Pacific Corp., Term Loan C	3.502 - 3.540%	6/30/10	140,160	141,035	(b)(e)(f)(g)

TOTAL MATERIALS				358,030

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
NRG Energy Inc., Term Loan	1.998 - 2.040%	6/30/10	314,364	308,253	(b)(e)(f)(g)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $2,763,097)				2,566,854

CORPORATE BONDS & NOTES - 22.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	5,000	5,413
Station Casinos Inc., Senior Notes	6.000%	4/1/12	50,000	3,625	(d)(h)

Total Hotels, Restaurants & Leisure				9,038

Media - 0.2%
Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	5,000	5,150
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	20,200
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	5,000	5,500	(b)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	5,000	5,487

Total Media				36,337

Multiline Retail - 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	5,372	5,506	(e)

TOTAL CONSUMER DISCRETIONARY				50,881

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
PepsiCo Inc., Senior Notes	0.281%	7/15/11	60,000	60,053	(a)

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,000	4,975

Oil, Gas & Consumable Fuels - 2.1%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,000	4,700
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	10,000	10,050
El Paso Corp., Senior Notes	8.250%	2/15/16	10,000	10,725
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	10,000	9,526	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	$5,000	$4,725
Pemex Project Funding Master Trust, Senior Notes	0.852%	12/3/12	410,000	407,950	(a)(b)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	10,000	10,325	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,000	9,773

Total Oil, Gas & Consumable Fuels				467,774

TOTAL ENERGY				472,749

FINANCIALS - 16.2%
Capital Markets - 2.9%
Goldman Sachs Group Inc., Bonds	0.500%	11/9/11	225,000	226,146	(a)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	200,000	54,500	(b)(d)(h)
Merrill Lynch & Co. Inc., Senior Notes	0.482%	6/5/12	220,000	215,977	(a)
UBS AG Stamford CT, Senior Notes	1.159%	4/22/10	150,000	150,060	(a)

Total Capital Markets				646,683

Commercial Banks - 6.2%
Bank of Nova Scotia, Senior Notes	0.502%	3/5/12	170,000	170,016	(a)
Dexia Credit Local NY, Senior Notes	0.652%	3/5/13	250,000	250,408	(a)(b)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	200,000	60,000	(a)(b)(d)(h)
ING Bank NV, Senior Notes	2.625%	2/9/12	200,000	204,812	(b)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	200,000	24,000	(a)(b)(d)(h)
Union Bank NA, Senior Notes	0.337%	3/16/11	250,000	250,356	(a)
Wells Fargo & Co., Senior Notes	0.339%	1/24/12	200,000	198,645	(a)
Westpac Banking Corp., Notes	3.250%	12/16/11	110,000	113,786	(b)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	100,000	101,225	(b)

Total Commercial Banks				1,373,248

Consumer Finance - 3.3%
American Honda Finance Corp., Senior Notes	5.125%	12/15/10	250,000	257,536	(b)
Caterpillar Financial Services Corp., Senior Notes	1.035%	6/24/11	220,000	221,950	(a)
GMAC Inc., Notes	2.200%	12/19/12	180,000	182,795
GMAC Inc., Senior Notes	7.500%	12/31/13	70,000	71,925

Total Consumer Finance				734,206

Diversified Financial Services - 3.2%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	10,000	10,037	(b)
Citigroup Funding Inc., Notes	0.589%	3/30/12	265,000	266,995	(a)
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	210,000	212,887
JPMorgan Chase & Co., Senior Notes	0.396%	12/21/11	210,000	209,569	(a)

Total Diversified Financial Services				699,488

Insurance - 0.6%
Berkshire Hathaway Finance Corp., Senior Notes	0.376%	1/13/12	90,000	90,071	(a)
Berkshire Hathaway Inc., Senior Notes	0.430%	2/10/12	50,000	50,081	(a)

Total Insurance				140,152

TOTAL FINANCIALS				3,593,777

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	97,000	104,154	(e)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	30,000	32,625	(b)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	5,159	4,914	(a)(e)

TOTAL HEALTH CARE				141,693

INDUSTRIALS - 0.1%
Airlines - 0.0%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	10,000	9,400	(b)

Commercial Services & Supplies - 0.1%
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	10,000	9,950

Road & Rail - 0.0%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	5,000	5,937

Trading Companies & Distributors - 0.0%
Penhall International Corp., Senior Secured Notes	12.000%	8/1/14	5,000	3,788	(b)(d)

TOTAL INDUSTRIALS				29,075

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	$10,000	$11,140
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	5,000	5,950

Total Metals & Mining				17,090

Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	5,000	4,625	(b)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	5,000	4,400

Total Paper & Forest Products				9,025

TOTAL MATERIALS				26,115

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	15,000	16,312
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	5,000	4,900
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	5,000	5,388	(b)
Qwest Corp., Senior Notes	3.507%	6/15/13	20,000	20,275	(a)

Total Diversified Telecommunication Services				46,875

Wireless Telecommunication Services - 1.9%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	2.851%	5/20/11	200,000	205,895	(a)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	5,000	5,213
Vodafone Group PLC, Notes	0.532%	2/27/12	200,000	200,155	(a)

Total Wireless Telecommunication Services				411,263

TOTAL TELECOMMUNICATION SERVICES				458,138

UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.7%
AES Corp., Senior Notes	7.750%	10/15/15	40,000	40,900
Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	5,000	3,800
Edison Mission Energy, Senior Notes	7.625%	5/15/27	20,000	12,900
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	134,832	92,360	(e)

TOTAL UTILITIES				149,960

TOTAL CORPORATE BONDS & NOTES (Cost - $5,505,483)				4,982,441

MORTGAGE-BACKED SECURITIES - 2.3%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.667%	1/1/27	87,139	88,396	(a)

FNMA - 1.9%
Federal National Mortgage Association (FNMA)	5.165%	9/1/35	395,995	415,013	(a)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $484,769)				503,409

SOVEREIGN BOND - 0.3%
Russia - 0.3%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $64,255)	7.500%	3/31/30	57,340	66,233	(b)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.2%
U.S. Government Agencies - 16.2%
Federal Farm Credit Bank (FFCB), Bonds	0.287%	1/28/11	250,000	250,210	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.109%	2/1/11	250,000	249,897	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.324%	3/9/11	211,000	211,280	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.825%	2/1/23	70,928	72,294	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.664%	4/1/26	151,098	153,371	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.323%	7/1/29	31,219	32,030	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.995%	8/1/30	$45,772	$46,993	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.960%	10/1/33	19,345	19,918	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	4.121%	5/1/33	103,706	107,004	(a)
Federal National Mortgage Association (FNMA)	12.000%	4/20/16	92,522	106,268
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.267%	8/1/15	78,068	78,724	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.832%	4/1/20	90,678	91,355	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.821%	11/1/25	124,273	128,363	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.977%	1/1/26	161,401	168,251	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.955%	7/1/26	189,508	196,740	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.644%	5/1/28	516,964	534,027	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.902%	5/1/28	48,681	50,607	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.931%	9/1/30	82,458	85,751	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.850%	9/1/32	30,256	31,270	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.665%	1/1/33	6,450	6,634	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	2/1/33	17,627	18,139	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.900%	5/1/33	22,576	23,190	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.772%	9/1/33	92,999	95,639	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.212%	1/1/33	8,033	8,073	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.377%	7/1/33	57,834	59,597	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.336%	10/1/33	40,180	42,050	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.930%	10/1/34	124,955	128,483	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.087%	4/1/33	77,487	78,824	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.187%	5/1/33	32,619	33,364	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.194%	6/1/33	12,993	13,334	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.506%	10/1/34	182,462	185,892	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/26	51,318	52,957	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/32	14,416	14,911	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.000%	1/20/35	83,485	86,232	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	2/20/35	114,631	116,662	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,521,003)				3,578,334

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITY - 0.4%
U.S. Treasury Notes, Inflation Indexed (Cost - $79,143)	2.375%	1/15/17	$80,578	$87,106	( i )

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Dex One Corp.			32	894	*
SuperMedia Inc.			899	36,769	*

TOTAL CONSUMER DISCRETIONARY				37,663

MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp.			248	4,585	*

TOTAL COMMON STOCKS (Cost - $72,052)				42,248

WARRANTS		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	4	0	*(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $27,470,162)				22,122,010

SECURITY		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $201,000; (Fully collateralized by U.S. government agency obligation, 0.000% due 4/28/10; Market value - $209,979) (Cost - $201,000)	0.010%	4/1/10	$201,000	201,000

TOTAL INVESTMENTS - 100.8% (Cost - $27,671,162#)				22,323,010
Liabilities in Excess of Other Assets - (0.8)%				(175,150)

TOTAL NET ASSETS - 100.0%				$22,147,860

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	The date shown represents the last in a range of interest reset dates.

(g)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	The coupon payment on these securities is currently in default as of March 31, 2010.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$5,726,352	$42,994	$5,769,346
Asset-backed securities	—	4,526,039	—	4,526,039
Collateralized senior loans	—	2,566,854	—	2,566,854
Corporate bonds & notes	—	4,982,441	—	4,982,441
Mortgage-backed securities	—	503,409	—	503,409
Sovereign bond	—	66,233	—	66,233
U.S. government & agency obligations	—	3,578,334	—	3,578,334
U.S. treasury inflation protected securities	—	87,106	—	87,106
Common stocks	$42,248	—	—	42,248
Warrants	—	—	0	0

Total long-term investments	$42,248	$22,036,768	$42,994	$22,122,010

Short-term investment†	—	201,000	—	201,000

Total investments	$42,248	$22,237,768	$42,994	$22,323,010

Other financial instruments:
Futures contracts	50,883	—	—	50,883

Total	$93,131	$22,237,768	$42,994	$22,373,893

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	WARRANTS	TOTAL
Balance as of December 31, 2009	—	$0	$0
Accrued premiums/discounts	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Net purchases (sales)	—	—	—
Transfers into Level 3	$42,994	—	42,994
Transfers out of Level 3	—	—	—

Balance as of March 31, 2010	$42,994	$0	$42,994

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010	—	—	—

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

(d) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$179,879
Gross unrealized depreciation	(5,528,031)

Net unrealized depreciation	$(5,348,152)

At March 31, 2010, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day Eurodollar	23	9/10	$5,656,282	$5,719,237	$62,955
U.S. Treasury 5-Year Notes	41	6/10	4,719,016	4,708,594	(10,422)

					$52,533

Contracts to Sell:
U.S. Treasury 2-Year Notes	22	6/10	$4,771,319	$4,772,969	$(1,650)

Net Unrealized Gain on Open Futures Contracts					$50,883

3. Recent Accounting Pronouncement

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$62,955	$(12,072)	$50,883

Other Contracts	—	—	—

Total	$62,955	$(12,072)	$50,883

During the period ended March 31, 2010, the Portfolio had average market values of $9,707,744 and $2,389,149 in futures contracts (to buy) and futures contracts (to sell), respectively.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 26, 2010